SCHEDULE OF WEIGHTED AVERAGE INPUTS USED TO MEASURE VALUE OF OPTIONS GRANTED (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Exercise price	$ 1.97	$ 1.70	$ 4.04
Expected term (in years)	5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days
Volatility	114.80%	110.90%	106.60%
Risk free rate	4.10%	3.70%	2.20%
Dividend yield	0.00%	0.00%	0.00%